--------------------------------------------------------------------------------
LIBERTY INCOME FUND        Semiannual Report
--------------------------------------------------------------------------------

June 30, 2000

[COVER PHOTO]

President's Message

Dear Shareholder:

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

The first six months of 2000 proved to be challenging for bond markets. With the U.S. economy continuing to show exceptional strength, concerns about higher inflation on the horizon brought significant issues for investors and the Federal Reserve Board (the Fed). The Fed responded by continuing its policy of raising short-term interest rates in an effort to slow the economy's growth. This generally created unrest in the bond markets, driving interest rates on many types of debt securities higher, which negatively affected bond values.

Although this has been a difficult environment, Liberty Income Fund continues to pursue its investment style, owning a diversified portfolio of bonds. This includes a mix of U.S. government bonds, high-yield corporate bonds and bonds issued by foreign nations, including a small allocation in emerging market debt securities. This approach helped to temper the generally negative movements that took place in many parts of the bond market, most significantly among high-yield, lower-grade corporate bonds. The Fund also seeks to enhance performance by utilizing the expertise of its Advisor's in-house staff of credit analysts, who help to identify specific issues they believe offer the best return potential balanced with an appropriate level of risk.

While Liberty Income Fund's short-term performance was less than spectacular, it maintains a solid, long-term record for its shareholders. We believe that over time, individuals who wish to own a diversified portfolio of bonds may benefit from the Fund's approach to fixed-income investing.

The following report will provide you with more specific information about the factors that affected the Fund's performance over the past six months, and the outlook for the remainder of the fiscal year. We appreciate that you've chosen Liberty Income Fund, and we look forward to continuing to help you meet your investment needs.

Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
August 10, 2000

---------------------------
Not FDIC  May Lose Value
Insured   No Bank Guarantee
---------------------------

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o     The bond market continues to struggle

      After a difficult year in 1999, the first six months of 2000 followed a similar pattern. In the United States, interest rates continued to trend higher on most types of securities. One sector that was a significant exception was long-term U.S. Treasury bonds. The yield on these bonds came down dramatically, spurred on by budget surpluses and federal government plans to buy back existing 30-year bonds. By contrast, mortgage-backed securities (e.g., FNMA and GNMA bonds) and corporate bonds continued to see interest rates creep higher.

o     The inverted yield curve

      An uncommon, but not unheard of, phenomenon occurred during this period. With the Federal Reserve raising short-term interest rates and yields on 30-year Treasury bonds dropping, we witnessed an inverted yield curve. This means that yields on shorter-term debt products were actually higher than interest rates being paid on longer-term securities. This is unusual, since investors usually earn a yield premium as a reward for taking the risk of owning longer-term bonds. Of greater concern to the Fund was that yields on corporate bonds, a major position in the portfolio, did not enjoy the interest rate decline taking place on long-term government bonds, and couldn't keep pace from a performance standpoint.

o     Reasons for optimism

      Toward the end of the six-month period, the market for corporate bonds began to show signs of improvement. Yields started to decline, improving their value. Based on historical trends, corporate bonds appear to offer an extremely attractive value compared to U.S. Treasury securities. What's more, there are signs that the Federal Reserve's aggressive efforts to slow economic growth are helping to keep inflation in check. To date, inflation numbers remain relatively low, and that's generally good news for bond investors.

[The text below was depicted as a bar chart in the printed material.]

                   Liberty Income Fund(1) vs. Index and Peers
                               12/31/99 - 6/30/00

               Liberty Income
               Fund                                       1.98%

               Lehman                                     4.18%

               Lipper Category
               Average                                    3.06%

(1)   Performance of Class A shares without sales charges.

      Past performance cannot predict future results. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. Neither the above fund nor Lipper returns include sales charges. The Lehman Brothers Government/Corporate Bond Index (Lehman) is an unmanaged index that tracks the performance of a selection of U.S. government and investment grade corporate bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

Net asset value as of 6/30/00

Class A              $5.86
--------------------------------
Class B              $5.86
--------------------------------
Class C              $5.86
--------------------------------

Distributions declared per
share from 1/1/00 - 6/30/00

Class A              $0.234
--------------------------------
Class B              $0.211
--------------------------------
Class C              $0.216
--------------------------------

SEC yields on 6/30/00

Class A               7.37%
--------------------------------
Class B               6.97%
--------------------------------
Class C               7.13%
--------------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 6.96% for Class C shares. Past performance cannot predict future results.

--------------------------------------------------------------------------------
                           Portfolio Manager's Report
--------------------------------------------------------------------------------

Portfolio Structure Breakdown
as of 6/30/00

Corporate Bonds        69.7%
--------------------------------
U.S. Gov't & Agency
Bonds                  21.3%
--------------------------------
Preferred Stocks        3.7%
--------------------------------
Foreign Gov't Bonds     4.8%
--------------------------------
Cash Equivalents        0.7%
--------------------------------
Other                  (0.2)%
--------------------------------

Quality Breakdown
as of 6/30/00

AAA                    23.1%
--------------------------------
A                       7.3%
--------------------------------
BBB                    47.7%
--------------------------------
BB                      8.3%
--------------------------------
B and Below             9.9%
--------------------------------
Equity and Other        3.7%
--------------------------------

Quality and portfolio structure breakdowns are calculated as a percentage of net assets including short-term obligations. Ratings shown in the quality breakdown represent the lowest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and portfolio structure breakdowns in the future.

The bond market creates few attractive opportunities

For the six-month period ended June 30, 2000, the Fund's Class A shares had a total return of 1.98%, not including the sales charge. This return was below then comparable income funds ranked by Lipper, which earned a return of 3.06% for the same period.

Troubles for the bond market continued, much as they did in 1999, thanks in large part to the strength of the U.S. economy. Investors became more jittery about the prospect of spiraling inflation. That drove many investors away from the bond market, shrinking demand, forcing yields on many types of debt securities higher, and hurting the values of existing bonds.

Corporate bonds struggle significantly

Our corporate bond holdings lagged much of the market during the period. The period was especially difficult for those bonds in the high-yield sector which have lower credit quality but pay the most attractive yields. While the Fund's total exposure to the high-yield market did not change significantly during the period, we did reduce our holdings of lower-quality bonds within the sector in an effort to reduce the level of risk in the portfolio. In what proved to be a difficult period for many lower-grade bonds, our internal research efforts paid off. We were able to avoid any issues that went into default. Still, the market was so challenging for these types of bonds that our high-yield exposure resulted in a negative effect on the Fund's performance.

Aided by our diversified approach

The Fund is committed to maintaining a portfolio that is diversified among a number of different types of bonds. High-yield bonds suffered from problems in that sector. Our holdings in Treasury bonds performed better. We steadily increased our position in this sector to almost one-quarter of the Fund's net assets by May. That position was reduced in June, in favor of adding investment-grade corporate bonds.

--------------------------------------------------------------------------------
Portfolio Manager's Report
--------------------------------------------------------------------------------

Foreign bonds continued to play a role in the portfolio as well. We focused much of our attention in this area on bonds of emerging markets, such as Mexico, Brazil and Turkey. This diversified approach has benefited shareholders by generating competitive returns and a relatively high yield, while reducing the risk of having extensive exposure to any one market.

We see opportunity ahead

The bond market has been suffering for an extended period of time, dating back to early 1999. But many positive signs have begun to appear on the horizon. For starters, corporate bonds offer very attractive yields relative to long-term U.S. Treasury securities, and that should draw the interest of more buyers. If that occurs, higher bond values will result. We expect to maintain a heavy exposure in the corporate sector. We believe that selected opportunities in emerging markets could also benefit the Fund over the long term. What's more, it seems likely that the Federal Reserve may be close to completing its long spell of raising short-term interest rates in an effort to cool the U.S. economy. If the Fed is successful in bringing the economy to a "soft landing" by reducing the rate of growth without triggering a recession, the markets are likely to respond favorably.


/s/ Richard A. Stevens

Richard Stevens is portfolio manager of Liberty Income Fund and is a vice president of Colonial Management Associates, Inc. Mr. Stevens has managed or co-managed the Fund since September 1995.

An investment in the Fund offers attractive income and total return opportunities, but it also involves certain risks associated with the credit quality of lower-rated bonds. International investing may pose special risks due to currency fluctuations as well as political and social developments. The Fund's manager seeks to manage the risk through diversification and allocation limits.

BOUGHT
--------------------------------------------------------------------------------

Mexican debt securities

The recent election of Vincente Fox as president of Mexico, bringing a new party into power for the first time in decades, seems to reinforce the attractiveness of this market. The Fund has two major holdings here, government-issued bonds (1.5% of net assets) and Pemex (1.6% of net assets), Mexico's state-owned oil company. The bond market seems to be responding well to the election results.

HELD
--------------------------------------------------------------------------------

Utilities

While stocks of traditional power companies have struggled, bonds from two utility issuers, Dominion Resources (1.5% of net assets) and Reliant Energy (2.3% of net assets) offer attractive values. At the time of publication, both offered a significant yield advantage compared to U.S. Treasury securities. Both are considered to be of high credit quality (BBB), and offer excellent return potential.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/00

Share Class                 A                       B                        C
Inception Date           12/1/69                 5/15/92                   8/1/97
--------------------------------------------------------------------------------------
                    Without     With        Without      With         Without    With
                     Sales      Sales        Sales       Sales         Sales     Sales
                    Charge     Charge       Charge      Charge        Charge    Charge
--------------------------------------------------------------------------------------
Six-month            1.98%     (2.87)%       1.57%      (3.33)%        1.66%     0.68%
(cumulative)
--------------------------------------------------------------------------------------
1 year               1.59      (3.23)        0.84       (3.87)         0.99      0.05
--------------------------------------------------------------------------------------
5 years              5.47       4.45         4.68        4.37          5.10      5.10
--------------------------------------------------------------------------------------
10 years             7.49       6.97         6.84        6.84          7.30      7.30
--------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year
- 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception dates of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class shares would have been lower.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands)

Corporate Fixed Income
Bonds & Notes 69.7%                                           PAR          VALUE
--------------------------------------------------------------------------------
CONSTRUCTION - 4.5%
Building Construction
Centex Corp.,
   9.750% 06/15/05                                           $2,000       $2,009
Morrison Knudsen,
   11.000% 07/01/10 (a)                                       1,000          995
Pulte Corp.,
   8.375% 08/15/04                                            3,000        2,904
                                                                          ------
                                                                           5,908
                                                                          ------
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 5.5%
Depository Institutions - 2.7%
Bank of Tokyo-Mitsubishi Ltd.,
   8.400% 04/15/10                                            3,000        3,033
Sovereign Bancorp, Inc.,
   10.500% 11/15/06                                             500          496
                                                                          ------
                                                                           3,529
                                                                          ------
Financial Services - 0.7%
PDVSA Finance Ltd.,
   Series 1999 I, 9.750% 02/15/10                             1,000          975
                                                                          ------
Insurance Carriers - 2.1%
Jefferson-Pilot Capital Trust,
   8.285% 03/01/46 (a)                                        3,000        2,712
                                                                          ------
--------------------------------------------------------------------------------
MANUFACTURING - 11.4%
Chemicals & Allied Products - 3.5%
Equistar Chemicals LP,
   8.750% 02/15/09                                            3,000        2,919
Lockheed Martin Corp.,
   8.200% 12/01/09                                            1,500        1,515
Texas Petrochemical Corp.,
   11.125% 07/01/06                                             255          217
                                                                          ------
                                                                           4,651
                                                                          ------
Electronic & Electrical Equipment - 0.4%
Flextronics International Ltd.,
   9.875% 07/01/10 (a)                                          500          506
                                                                          ------
Machinery & Computer Equipment - 0.3%
IMO Industries, Inc.,
   11.750% 05/01/06                                             425          425
                                                                          ------
Miscellaneous Manufacturing - 2.3%
Reliant Energy,
   8.125% 07/15/05 (a)                                        3,000        2,996
                                                                          ------
Petroleum Refining - 3.8%
USX Corp.,
   9.375% 02/15/12                                            2,700        2,975
Valero Energy Corp.,
   8.375% 06/15/05                                            2,000        2,026
                                                                          ------
                                                                           5,001
                                                                          ------
Primary Metal - 0.4%
A.K. Steel Corp.,
   9.125% 12/15/06                                              500          480
                                                                          ------
Transportation Equipment - 0.7%
Dura Operating Corp.,
   9.000% 05/01/09                                            1,000          870
                                                                          ------
--------------------------------------------------------------------------------
MINING & ENERGY - 7.4%
Coal Mining - 0.1%
AEI Resources, Inc.,
   10.500% 12/15/05 (a)                                       1,000          200
                                                                          ------
Metal Mining - 2.3%
Noranda, Inc.,
   8.125% 06/15/04                                            3,000        2,984
                                                                          ------
Miscellaneous Metal Ores - 1.5%
Cyprus Amax Minerals Co.,
   10.125% 01/01/02                                           2,000        2,071
                                                                          ------
Oil & Gas Extraction - 2.7%
HS Resources, Inc.,
   9.250% 11/15/06                                            1,500        1,463
Pemex Finance Ltd.,
   9.030% 02/15/11 (a)                                        2,000        2,047
                                                                          ------
                                                                           3,510
                                                                          ------
Oil & Gas Field Services - 0.8%
R&B Falcon Corp.,
   9.500% 12/15/08                                            1,000        1,003
                                                                          ------
--------------------------------------------------------------------------------
RETAIL TRADE - 6.3%
General Merchandise Stores - 3.9%
Kmart Corp.,
   12.500% 03/01/05                                           1,000        1,080
ShopKo Stores, Inc.,
   9.000% 11/15/04                                            4,000        4,120
                                                                          ------
                                                                           5,200
                                                                          ------
Miscellaneous Retail - 2.4%
Discover Credit,
   9.070% 03/16/12                                            3,000        3,179
                                                                          ------
--------------------------------------------------------------------------------
SERVICES - 4.5%
Amusement & Recreation - 0.7%
Mohegan Tribal Gaming Authority,
   8.750% 01/01/09                                            1,000          950
                                                                          ------
Hotels, Camps & Lodging - 2.2%
Jupiters Ltd.,
   8.500% 03/01/06                                            1,000          933
MGM Grand, Inc.,
   9.750% 06/01/07                                            2,000        2,030
                                                                          ------
                                                                           2,963
                                                                          ------
Other Services - 1.6%
ERAC USA Finance Co.,
   9.125% 12/15/04 (a)                                        2,000        2,082
                                                                          ------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands)

Corporate Fixed Income
Bonds & Notes (continued)                                     PAR         VALUE
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS AND SANITARY SERVICES - 30.1%
Air Transportation - 6.8%
AMR Corp.,
   9.000% 08/01/12                                          $ 3,000      $ 2,966
Delta Air Lines, Inc.,
   10.375% 02/01/11                                           3,000        3,261
Federal Express Corp.,
   9.650% 06/15/12                                            2,500        2,757
                                                                         -------
                                                                           8,984
                                                                         -------
Broadcasting - 6.2%
CBS Corp., (formerly
   Westinghouse Electric Corp.),
   8.625% 08/01/12                                            3,000        3,141
Fox Family Worldwide, Inc.,
   9.250% 11/01/07                                              500          455
Liberty Media Group.,
   7.875% 07/15/09                                            1,500        1,444
News America Holdings, Inc.,
   9.250% 02/01/13                                            3,000        3,201
                                                                         -------
                                                                           8,241
                                                                         -------
Cable - 2.7%
Adelphia Communications Corp.,
   10.500% 07/15/04                                           1,000        1,000
Charter Communications Holding LLC,
   stepped coupon, (9.920% 01/01/04)                          1,000          568
   04/01/11
EchoStar DBS Corp.,
   9.250% 02/01/06                                            1,500        1,455
NTL, Inc.,
   10.000% 02/15/07                                             500          475
                                                                         -------
                                                                           3,498
                                                                         -------
Communications - 2.2%
MetroNet Communications Corp.,
   stepped coupon, (9.950% 06/01/03)                          3,000        2,385
   (b) 04/01/11
Verio, Inc.,
   11.250% 12/01/08                                             500          555
                                                                         -------
                                                                           2,940
                                                                         -------
Electric Services - 1.5%
Endesa-Chile Overseas Co.,
   8.500% 04/01/09                                            2,000        1,960
                                                                         -------
Gas Services - 2.5%
Coastal Corp.,
   9.625% 05/15/12                                            3,000        3,362
                                                                         -------
Telecommunication - 8.2%
Dominion Resources,
   8.125% 06/15/10                                            2,000        2,017
Global Crossing Ltd.,
   9.125% 11/15/06 (a)                                        1,000          963
Metromedia Fiber Network, Inc.,
   10.000% 11/15/08                                             500          495
Nextel Communications, Inc.,
   stepped coupon, (10.000% 10/31/02)                         1,000          745
   (b) 10/31/07
Sprint Spectrum LP,
   stepped coupon, (12.500% 08/15/01)
   (b) 08/15/06                                               3,020        2,883
Tele-Communications, Inc.,
   9.800% 02/01/12                                            2,400        2,725
Williams Communications Group, Inc.,
   10.700% 10/01/07                                           1,000          990
                                                                         -------
                                                                          10,818
                                                                         -------
TOTAL CORPORATE FIXED INCOME
BONDS & NOTES
  (cost of $97,949)                                                       91,998
                                                                         -------

U.S. Government & Agency Obligations - 21.3%
--------------------------------------------------------------------------------
Federal National Mortgage Association:
   9.000% 2019-2020                                             263          271
                                                                         -------
Government National Mortgage Association:
   10.000% 2017-2019                                             16           17
   10.500% 2016-2020                                            170          184
   11.500% 2013                                                  42           46
   12.500% 2010-2013                                            105          119
   13.000% 2011                                                   6            6
   14.000% 2011                                                   5            5
                                                                         -------
                                                                             377
                                                                         -------
U.S. Treasury Bond:
   7.125% 02/15/23                                            4,000        4,446
   10.750% 08/15/05                                          10,000       11,920
                                                                         -------
                                                                          16,366
                                                                         -------
U.S. Treasury Note,
   10.375% 11/15/2012 (c)                                     9,000       11,066
                                                                         -------
TOTAL U.S. GOVERNMENT
& AGENCY OBLIGATIONS
  (cost of $30,551)                                                       28,080
                                                                         -------

Foreign Government &
Agency Obligations - 4.8%                          COUNTRY
--------------------------------------------------------------------------------
Government of New Zealand,
   10.000% 03/15/02                                   NZ      3,500        1,722
Republic of Brazil,
   14.500% 10/15/09 (d)                                       1,250        1,337
Republic of Turkey,
   12.375% 06/15/09 (e)                                       1,250        1,326

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands)

Foreign Government &
Agency Obligations (cont'd)                   COUNTRY        PAR         VALUE
-------------------------------------------------------------------------------
United Mexican States,
   9.875% 01/15/07 (f)                                      $1,000     $  1,030
United Mexican States Global,
   8.625% 03/12/08 (g)                           DM          1,000          963
                                                                       --------
TOTAL FOREIGN GOVERNMENT
& AGENCY OBLIGATIONS
  (cost of $6,619)                                                        6,378
                                                                       --------

Preferred Stocks - 3.7%                                     SHARES
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 3.7%
Cable - 1.0%
CSC Holdings Ltd.,
   11.250% PIK                                                  12        1,284
                                                                       --------
Electric Services - 2.7%
ComEd Finance I,
   Series 8.480%                                                78        1,775
TU Electric Capital,
   8.250%, TOPRS                                                80        1,810
                                                                       --------
                                                                          3,585
                                                                       --------
TOTAL PREFERRED STOCKS
   (cost of $5,389)                                                       4,869
                                                                       --------

Warrants (h) - 0.0%
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
Telecommunication
American Telecasting, Inc.
   (cost of $30) (i)                                             1          (j)
                                                                       --------
TOTAL INVESTMENTS
   (cost of $140,508) (k)                                               131,325
                                                                       --------

Short-Term Obligations - 0.7%                                PAR
-------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg
Ltd., dated 06/30/00, due 07/03/00 at
6.600%, collateralized by U.S. Treasury
notes with various maturities to 2026,
market value $977 (repurchase
proceeds $958)                                              $  957          957
                                                                       --------
Forward Currency Contracts - (l)                                             19
                                                                       --------
Other Assets and Liabilities, Net - (0.2)%                                 (357)
                                                                       --------
Net Assets - 100%                                                      $131,944
                                                                       --------

Notes to Investment Portfolio:
--------------------------------------------------------------------------------
(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $12,501 or 9.5% of net assets.
(b) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.
(c) This security, or a portion thereof, with a total market value of $6,014 is being used to collateralize foreign currency exchange contracts indicated in note (l) below.
(d)   This is a Brazilian security. Par amount is stated in U.S. dollars.
(e)   This is a Turkish security. Par amount is stated in U.S. dollars.
(f)   This is a Mexican security. Par amount is stated in U.S. dollars.
(g)   This is a Mexican security. Par amount is stated in German Deutschmarks.
(h)   Non-income producing.
(i) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(j)   Rounds to less than one.
(k)   Cost for federal income tax purposes is the same.
(l) As of June 30, 2000, the Fund had entered into the following forward currency exchange contracts:

                                                                 Net Unrealized
 Contracts          In Exchange            Settlement             Appreciation
to Deliver              For                   Date                   U.S. $
-----------         -----------            ----------            --------------
NK    1,980          US $  442              07/26/00                  $19
NK    1,980          US $  456              07/26/00                   (6)
NZ    1,920          US $  906              08/09/00                    6
                                                                      ---
                                                                      $19
                                                                      ===

Summary of Securities
     by Country                  Country             Value          % of Total
---------------------            -------           --------         ----------
    United States                                  $124,947            95.1
    Mexico                         Mx                 1,993             1.5
    New Zealand                    NZ                 1,722             1.3
    Turkey                         Tu                 1,326             1.1
    Brazil                         Bz                 1,337             1.0
                                                   --------           -----
                                                   $131,325           100.0
                                                   ========           =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

             Acronym                     Name
             -------          --------------------------
               DM                 German Deutschmarks
               NK                  Norwegian Kroner
               NZ                 New Zealand Dollar
               PIK                  Payment-In-Kind
              TOPRS           Trust Originated Preferred
                                 Redeemable Securities

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $140,508)                                $ 131,325
Short-term obligations                                                    957
                                                                    ---------
                                                                      132,282
Unrealized appreciation on forward
   currency contracts                              $      19
Receivable for:
   Investments sold                                    7,917
   Interest                                            2,594
   Fund shares sold                                       31
Other                                                     13           10,574
                                                   ---------        ---------
     Total Assets                                                     142,856

Liabilities
Payable for:
   Investments purchased                              10,021
   Fund shares repurchased                               457
   Distributions                                         271
Accrued:
   Management fee                                         54
   Bookkeeping fee                                         5
   Transfer Agent fee                                     31
   Deferred Trustees' fees                                 5
Other                                                     68
                                                   ---------
     Total Liabilities                                                 10,912
                                                                    ---------
Net Assets                                                          $ 131,944
                                                                    =========
Net asset value & redemption price per share -
   Class A ($95,055/16,245)                                         $    5.86(a)
                                                                    =========
Maximum offering price per share -
   Class A ($5.86/0.9525)                                           $    6.15(b)
                                                                    =========
Net asset value & offering price per share -
   Class B ($34,111/5,829)                                          $    5.86(a)
                                                                    =========
Net asset value & offering price per share -
   Class C ($2,778/475)                                             $    5.86(a)
                                                                    =========
Composition of Net Assets
Capital paid in                                                       148,472
Overdistributed net investment income                                    (337)
Accumulated net realized loss                                          (7,026)
Net unrealized appreciation (depreciation) on:
   Investments                                                         (9,183)
   Foreign currency transactions                                           18
                                                                    ---------
                                                                    $ 131,944
                                                                    =========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2000 (Unaudited)
(In thousands)

Investment Income
Interest                                                                $ 5,632
Dividends                                                                   235
                                                                        -------
     Total Investment Income                                              5,867

Expenses
Management fee                                              $   342
Service fee                                                     171
Distribution fee - Class B                                      135
Distribution fee - Class C                                       11
Transfer agent fee                                              200
Bookkeeping fee                                                  29
Trustees' fees                                                    5
Custodian fee                                                     4
Audit fee                                                        10
Legal fee                                                         1
Registration fee                                                 28
Reports to shareholders                                           7
Other                                                            (a)
                                                            -------
Total expenses                                                  943
Fees waived by the
   Distributor - Class C                                         (2)        941
                                                            -------     -------
     Net Investment Income                                                4,926
                                                                        -------
Net Realized & Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain (loss) on:
   Investments                                               (3,579)
   Foreign currency transactions                                203
                                                            -------
     Net Realized Loss                                                   (3,376)
Net change in unrealized appreciation /depreciation
   during the period on:
   Investments                                                  709
   Foreign currency transactions                                (17)
                                                            -------
     Net Change in Unrealized
       Appreciation/Depreciation                                            692
                                                                        -------
     Net Loss                                                            (2,684)
                                                                        -------
Increase in Net Assets from Operations                                  $ 2,242
                                                                        =======

(a)   Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                     (Unaudited)
                                                     Six months
                                                        ended        Year ended
                                                       June 30,     December 31,
                                                     -----------    ------------
Increase (Decrease) in Net Assets                        2000           1999
--------------------------------------------------------------------------------
Operations:
Net investment income                                 $   4,926      $  10,788
Net realized loss                                        (3,376)        (2,507)
Net change in unrealized appreciation/
   depreciation                                             692        (11,547)
                                                      ---------      ---------
     Net Increase (Decrease)
       from Operations                                    2,242         (3,266)

Distributions:
From net investment income - Class A                     (3,911)        (8,130)
In excess of net investment income - Class A                 --            (59)
From net investment income - Class B                     (1,298)        (2,693)
In excess of net investment income - Class B                 --            (19)
From net investment income - Class C                       (111)          (213)
In excess of net investment income - Class C                 --             (1)
                                                      ---------      ---------
                                                         (3,078)       (14,381)
                                                      ---------      ---------
Fund Share Transactions:
Receipts for shares sold - Class A                        4,853         12,620
Value of distributions reinvested -
   Class A                                                2,049          4,558
Cost of shares repurchased - Class A                    (12,671)       (22,909)
                                                      ---------      ---------
                                                         (5,769)        (5,731)
                                                      ---------      ---------
Receipts for shares sold - Class B                        2,822         11,848
Value of distributions reinvested -
   Class B                                                  719          1,610
Cost of shares repurchased - Class B                     (8,138)       (10,940)
                                                      ---------      ---------
                                                         (4,597)        (2,518)
                                                      ---------      ---------
Receipts for shares sold - Class C                        1,997          4,638
Value of distributions reinvested -
   Class C                                                   76            168
Cost of shares repurchased - Class C                     (1,958)        (4,391)
                                                      ---------      ---------
                                                            115            415
                                                      ---------      ---------
Net Decrease from
   Fund Share Transactions                              (10,251)        (2,798)
                                                      ---------      ---------
Total Decrease                                          (13,329)       (17,179)

Net Assets
Beginning of period                                     145,273        162,452
                                                      ---------      ---------
End of period (net of overdistributed
   and including undistributed investment
   income of $337 and $57, respectively)              $ 131,944      $ 145,273
                                                      =========      =========

Number of Fund Shares
Sold - Class A                                              825          2,017
Issued for distributions reinvested - Class A               349            730
Repurchased - Class A                                    (2,154)        (3,667)
                                                      ---------      ---------
                                                           (980)          (920)
                                                      ---------      ---------
Sold - Class B                                              480          1,879
Issued for distributions reinvested - Class B               122            258
Repurchased - Class B                                    (1,384)        (1,752)
                                                      ---------      ---------
                                                           (782)          (385)
                                                      ---------      ---------
Sold - Class C                                              337            729
Issued for distributions reinvested - Class C                13             27
Repurchased - Class C                                      (332)          (699)
                                                      ---------      ---------
                                                             18             57
                                                      ---------      ---------

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of management of Liberty Income Fund (formerly Colonial Income
Fund) (the Fund), a series of Liberty Funds Trust I, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Note 2. Accounting Policies

Organization

The Fund is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current income and total return, as is consistent with prudent risk, by investing primarily in corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                             Converts to
              Original Purchase            Class A shares
        --------------------------------   --------------
        Less than $250,000                     8 years
        $250,000 to less than $500,000         4 years
        $500,000 to less than $1,000,000       3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Determination of class net asset values and financial highlights

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

Federal income taxes

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest Income, debt discount and premium

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

Distributions to shareholders

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

(losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized gains (losses) on investments.

Forward currency contracts

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains or losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. When a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 3. Fees and Compensation Paid to Affiliates

Management fee

Colonial Management Associates, Inc. (the Advisor), is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.50% annually of the Fund's average net assets.

Bookkeeping fee

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

Transfer agent

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.17% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses through December 31, 1999.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent continues to receive reimbursement for certain out-of-pocket expenses.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc. (the Distributor) a subsidiary of the Advisor, is the Fund's principal underwriter. For the six month's ended June 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $3,109 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $55, $50,760, and $542 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares and Class C shares. The Distributor has agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 4. Portfolio Information

Investment activity

During the six months ended June 30, 2000, purchases and sales of investments, other than short-term obligations, were $63,560,689 and $67,887,793, respectively, of which $27,627,514 and $22,238,390, respectively, were U.S. government securities. Unrealized appreciation (depreciation) at June 30, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

        Gross unrealized appreciation      $   415,454
        Gross unrealized depreciation       (9,598,586)
                                           -----------
           Net unrealized depreciation     $(9,183,132)
                                           -----------

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

Capital loss carryforwards

At December 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

         Year of                            Capital loss
       expiration                           carryforward
       ----------                           ------------
          2002                              $ 1,007,000
          2007                                1,857,000
                                            -----------
                                            $ 2,864,000
                                            ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six month's ended June 30, 2000.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                         (Unaudited)
                                                Six months ended June 30, 2000
                                               -------------------------------
                                               Class A     Class B     Class C
------------------------------------------------------------------------------
Net Asset Value - Beginning of Period          $ 5.980     $ 5.980     $ 5.980
                                               -------     -------     -------
Income from Investment Operations:
Net investment income (a)                        0.217       0.194       0.199 (b)
Net realized and unrealized loss                (0.103)     (0.103)     (0.103)
                                               -------     -------     -------
     Total from Investment Operations            0.114       0.091       0.096
                                               -------     -------     -------
Less Distributions Declared to Shareholders:
From net investment income                      (0.234)     (0.211)     (0.216)
                                               -------     -------     -------
Net Asset Value - End of Period                $ 5.860     $ 5.860     $ 5.860
                                               =======     =======     =======
Total return (c)(d)                               1.98%       1.57%       1.66% (e)
                                               =======     =======     =======
Ratios to Average Net Assets
Expenses (f)(g)                                   1.17%       1.92%       1.77% (b)
Net investment income (f)(g)                      7.41%       6.66%       6.81% (b)
Portfolio turnover (d)                              48%         48%         48%
Net assets at end of period (000)              $95,055     $34,111     $ 2,778

(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.004 per share and 0.15%, (annualized).
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)   Not annualized.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)   Annualized.

                                                       Year ended December 31, 1999
                                                    ----------------------------------
                                                     Class A      Class B      Class C
--------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period               $  6.560     $  6.560     $  6.560
                                                    --------     --------     --------
Income from Investment Operations:
Net investment income  (a)                             0.449        0.401        0.411 (b)
Net realized and unrealized loss                      (0.567)      (0.567)      (0.567)
                                                    --------     --------     --------
     Total from Investment Operations                 (0.118)      (0.166)      (0.156)
                                                    --------     --------     --------
Less Distributions Declared to Shareholders:
From net investment income                            (0.459)      (0.411)      (0.421)
In excess of net investment income                    (0.003)      (0.003)      (0.003)
                                                    --------     --------     --------
     Total Distributions Declared to Shareholders     (0.462)      (0.414)      (0.424)
                                                    --------     --------     --------
Net Asset Value - End of Period                     $  5.980     $  5.980     $  5.980
                                                    ========     ========     ========
Total return (c)                                       (1.86)%      (2.60)%      (2.45)% (d)
                                                    ========     ========     ========
Ratios to Average Net Assets
Expenses (e)                                            1.13%        1.88%        1.73% (b)
Net investment income (e)                               7.15%        6.40%        6.55% (b)
Portfolio turnover                                       102%         102%         102%
Net assets at end of period (000)                   $103,011     $ 39,532     $  2,730

(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.009 per share and 0.15%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                         Years ended December 31
                                               ------------------------------------------------------------------------------
                                                              1998                                     1997
                                               ----------------------------------        ------------------------------------
                                               Class A      Class B      Class C         Class A      Class B     Class C (a)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period          $  6.500     $  6.500     $  6.500        $  6.410     $  6.410     $  6.530
                                               --------     --------     --------        --------     --------     --------
Income from Investment Operations:
Net investment income                             0.455        0.405        0.415 (b)       0.439        0.391        0.171 (b)
Net realized and unrealized gain (loss)           0.057        0.057        0.057           0.095        0.095       (0.032) (c)
                                               --------     --------     --------        --------     --------     --------
     Total from Investment Operations             0.512        0.462        0.472           0.534        0.486        0.139
                                               --------     --------     --------        --------     --------     --------
Less Distributions Declared to Shareholders:
From net investment income                       (0.452)      (0.402)      (0.412)         (0.444)      (0.396)      (0.169)
                                               --------     --------     --------        --------     --------     --------
Net Asset Value - End of Period                $  6.560     $  6.560     $  6.560        $  6.500     $  6.500     $  6.500
                                               ========     ========     ========        ========     ========     ========
Total return (d)                                   8.13%        7.32%        7.48% (e)       8.67%        7.87%        2.17% (e)(f)
                                               ========     ========     ========        ========     ========     ========
Ratios to Average Net Assets
Expenses (g)                                       1.09%        1.84%        1.69% (b)       1.11%        1.86%        1.71% (b)(h)
Net investment income (g)                          7.16%        6.41%        6.56% (b)       6.98%        6.23%        6.35% (b)(h)
Portfolio turnover                                  161%         161%         161%            281%         281%         281%
Net assets at end of period (000)              $119,002     $ 40,828     $  2,622        $120,336     $ 36,128     $    240

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) 1998 information is net of fees waived by the Distributor which amounted to $0.010 per share and 0.15%. 1997 information is net of fees waived by the Distributor which amounted to $0.004 per share and 0.15% (annualized).
(c) The amount shown for a share oustanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f)   Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)   Annualized.

                                                          Years ended December 31
                                               -----------------------------------------------
                                                       1996                      1995
                                               ---------------------     ---------------------
                                               Class A      Class B      Class A      Class B
----------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period          $  6.640     $  6.640     $  5.950     $  5.950
                                               --------     --------     --------     --------
Income from Investment Operations
Net investment income                             0.460        0.412        0.472        0.425
Net realized and unrealized gain (loss)          (0.240)      (0.240)       0.698        0.698
                                               --------     --------     --------     --------
     Total from Investment Operations             0.220        0.172        1.170        1.123
                                               --------     --------     --------     --------
Less Distributions Declared to Shareholders:
From net investment income                       (0.450)      (0.402)      (0.480)      (0.433)
                                               --------     --------     --------     --------
Net Asset Value - End of Period                $  6.410     $  6.410     $  6.640     $  6.640
                                               ========     ========     ========     ========
Total return (a)                                   3.59%        2.82%       20.30%       19.42%
                                               ========     ========     ========     ========

Ratios to Average Net Assets
Expenses (b)                                       1.10%        1.85%        1.09%        1.84%
Net investment income (b)                          7.12%        6.37%        7.45%        6.70%
Portfolio turnover                                  253%         253%          85%          85%
Net assets at end of period (000)              $129,681     $ 35,770     $143,834     $ 38,203

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees & Transfer Agent

--------------------------------------------------------------------------------

Tom Bleasdale

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins

Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell

Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

Richard W. Lowry

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer

Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Thomas E. Stitzel

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

Anne-Lee Verville

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

Important Information About This Report

The Transfer Agent for Liberty Income Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Income Fund

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

                       L  I  B  E  R  T  Y
                       ---------------------------------
                                           F  U  N  D  S

ALL-STAR Institutional money management approach for individual investors.

COLONIAL        Fixed income and value style equity investing.

CRABBE
HUSON           A contrarian approach to fixed income and equity investing.

NEWPORT         A leader in international investing.(SM)

STEIN ROE
ADVISOR         Innovative solutions for growth and income investing.

[KEYPORT LOGO]  A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY INCOME FUND        Semiannual Report
--------------------------------------------------------------------------------

[LOGO] L  I  B  E  R  T  Y
       ----------------------
                F  U  N  D  S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C)2000
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       www.libertyfunds.com

                                                                   -------------
                                                                     BULK RATE
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                   Holliston, MA
                                                                   PERMIT NO. 20
                                                                   -------------

                                                 717-03/249C-0700 (8/00) 00/1366

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

                       L  I  B  E  R  T  Y
                       ---------------------------------
                                           F  U  N  D  S

ALL-STAR Institutional money management approach for individual investors.

COLONIAL        Fixed income and value style equity investing.

CRABBE
HUSON           A contrarian approach to fixed income and equity investing.

NEWPORT         A leader in international investing.(SM)

STEIN ROE
ADVISOR         Innovative solutions for growth and income investing.

[KEYPORT LOGO]  A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY INCOME FUND        Semiannual Report
--------------------------------------------------------------------------------

[LOGO] L  I  B  E  R  T  Y
       ----------------------
                F  U  N  D  S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C)2000
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       www.libertyfunds.com

                                                 717-03/249C-0700 (8/00) 00/1366

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

                       L  I  B  E  R  T  Y
                       ---------------------------------
                                           F  U  N  D  S

ALL-STAR Institutional money management approach for individual investors.

COLONIAL        Fixed income and value style equity investing.

CRABBE
HUSON           A contrarian approach to fixed income and equity investing.

NEWPORT         A leader in international investing.(SM)

STEIN ROE
ADVISOR         Innovative solutions for growth and income investing.

[KEYPORT LOGO]  A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY INCOME FUND        Semiannual Report
--------------------------------------------------------------------------------

[LOGO] L  I  B  E  R  T  Y
       ----------------------
                F  U  N  D  S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

                                                 717-03/249C-0700 (8/00) 00/1366